REVENUE - Liquefaction services revenue (Details) $ in Thousands		12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / barrel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 438,637	$ 448,750	$ 430,604
Overproduction revenue		$ 7,965	0
Oil price per barrel | $ / barrel		60
Contract with customer, liability, revenue recognized	$ 33,800
Derivative asset		$ 540	46,970
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		204,501	204,501
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		226,061	218,096	$ 127,625
Amortization of deferred commissioning period billing		4,220	4,220
Amortization of Day 1 gain		9,950	9,950
Other		$ (575)	$ (575)
Vessels - FLNG
Disaggregation of Revenue [Line Items]
Derivative asset					$ 79,600